Description of Organization and Business Operations (Details)	9 Months Ended	11 Months Ended			12 Months Ended
	Oct. 13, 2014	Dec. 13, 2018 shares	Nov. 16, 2017 shares	Nov. 30, 2014	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Description of Organization and Business Operations [Abstract]
Entity date of incorporation					Mar. 14, 2008
Entity date of Initial Public Offering					Jul. 01, 2008
Common stock shares outstanding					13,280,927	10,140,527
Navios Holdings
Description of Organization and Business Operations [Abstract]
Navios Holdings' voting interest in Navios Acquisition					32.80%
Navios Holdings' economic interest in Navios Acquisition					35.80%
Merger Agreement with Navios Midstream
Business Acquisition, Effective Date of Acquisition					Dec. 13, 2018
Business Acquisition, Date of Acquisition Agreement					Oct. 07, 2018
Navios Midstream
General partner interest	2.00%			2.00%	3.40%	2.00%
Limited partner interest including general partner interest					100.00%
Series C Convertible Preferred Stock
Preferred stock shares outstanding					1,000	1,000	1,000
Series C Convertible Preferred Stock | Navios Holdings
Preferred stock shares outstanding					1,000
Common Stock | Merger Agreement with Navios Midstream
Business Acquisition, Number of shares issued		3,683,284
Stock for units exchange ratio		0.42
Subordinated Units | Navios Midstream
Conversion ratio			1
Partners' Capital Account, Units, Converted			9,342,692